Statement of Additional Information (SAI) Supplement – September 26, 2014

For the Columbia ETF Trust SAI dated March 1, 2014 for the following funds:

Columbia Large Cap Growth ETF

Columbia Select Large Cap Growth ETF

Columbia Select Large Cap Value ETF

The information under the subsection the Investment Manager – Portfolio Managers in the Investment Management and Other Services section in the SAI for the above listed funds has been superseded and replaced with the following:

Other Accounts Managed
Fund	Portfolio Manager	Number and type of account(a)	Approximate Total Net Assets (excluding the fund)	Performance Based Accounts(b)	Ownership of Fund Shares
Large Cap Growth ETF	John Wilson	2 RICs 1 PIV 11 other accounts	$4.37 billion $89.10 million $431.05 million
	Peter Deininger	2 RICs 1 PIV 10 other accounts	$4.37 billion $89.10 million $289.31 million
	Brian Condon(e)	12 RICs 3 PIVs 24 other accounts	$10.34 billion $188.66 million $4.80 billion	None	None
	Alfred Alley, III(e)	5 RICs 2 PIVs 12 other accounts	$10.67 billion $277.03 million $791.85 million
Select Large Cap Growth ETF	Richard Carter	4 RICs 1 PIV 2,441 other accounts	$8.15 billion $59.71 million $1.78 billion
	Thomas Galvin	6 RICs 1 PIV 2,448 other accounts	$8.16 billion $59.71 million $2.15 billion
	Todd Herget	4 RICs 1 PIV 2,447 other accounts	$8.15 billion $59.71 million $1.84 billion	None	None
	Brian Condon(c)	10 RICs 4 PIVs 24 other accounts	$8.73 billion $204.07 million $4.41 billion
	Alfred Alley(e)	5 RICs 2 PIVs 12 other accounts	$10.67 billion $277.03 million $791.85 million
Select Large Cap Value ETF	Richard Rosen	4 RICs 1 PIV 924 other accounts	$2.02 billion $76.54 million $3.87 billion
	Kari Montanus(d)	4 other accounts	$0.94 million
	Brian Condon(c)	10 RICs 4 PIVs 24 other accounts	$8.73 billion $204.07 million $4.41 billion	None	None
	Alfred Alley, III(e)	5 RICs 2 PIVs 12 other accounts	$10.67 billion $277.03 million $791.85 million

(a)	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
(b)	Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(c)	The portfolio manager began managing the Fund on May 30, 2014; reporting information is provided as of February 28, 2014.
(d)	The portfolio manager began managing the Fund after its fiscal year end; reporting information is provided as of October 31, 2013.
(e)	The portfolio manager will begin managing the Fund on September 30, 2014; reporting information is provided as of August 31, 2014.

The rest of the section remains the same.

Shareholders should retain this Supplement for future reference.

SUP930_10_004_(09/14)